Restructuring and Other Charges - Restructuring Reserve Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring accrual balances and related activity
Balance at beginning of period	$ 35,289	$ 11,844	$ 10,136
Liabilities incurred	11,872	57,015	15,241
Liabilities paid/settled	(39,315)	(33,570)	(13,533)
Balance at end of period	$ 7,846	$ 35,289	11,844
RestructuringChargesExcludesGainFromSaleOfRealEstate
Restructuring accrual balances and related activity
Liabilities incurred			$ 15,241